Discontinued Operations - Summary of Exceptional Items - Discontinued Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of discontinued operations [line items]
Exceptional items gross	$ (650)	$ (763)	$ (2,520)
Exceptional items tax	(2,320)	(243)	(247)
Exceptional items net	(2,970)	(1,006)	(2,767)
US tax reform [Member]
Disclosure of discontinued operations [line items]
Exceptional items gross	(2,320)
Exceptional items tax	(2,320)
Exceptional items net	(2,320)
Impairment of Onshore US assets [member]
Disclosure of discontinued operations [line items]
Exceptional items net			(4,884)
Non-controlling interests [Member]
Disclosure of discontinued operations [line items]
Exceptional items gross		(232)
Exceptional items tax		68
Exceptional items net		(164)
Attributable to BHP shareholders [member]
Disclosure of discontinued operations [line items]
Exceptional items gross	(650)	(531)	(2,520)
Exceptional items tax	(2,320)	(311)	(247)
Exceptional items net	(2,970)	$ (842)	(2,767)
Discontinued operations [member]
Disclosure of discontinued operations [line items]
Exceptional items gross	(2,859)		(7,184)
Exceptional items tax	601		2,300
Exceptional items net	(2,258)		(4,884)
Discontinued operations [member] | US tax reform [Member]
Disclosure of discontinued operations [line items]
Exceptional items tax	492
Exceptional items net	492
Discontinued operations [member] | Impairment of Onshore US assets [member]
Disclosure of discontinued operations [line items]
Exceptional items gross	(2,859)		(7,184)
Exceptional items tax	109		2,300
Exceptional items net	(2,750)		(4,884)
Discontinued operations [member] | Non-controlling interests [Member]
Disclosure of discontinued operations [line items]
Exceptional items gross			(80)
Exceptional items tax			29
Exceptional items net			(51)
Discontinued operations [member] | Attributable to BHP shareholders [member]
Disclosure of discontinued operations [line items]
Exceptional items gross	(2,859)		(7,104)
Exceptional items tax	601		2,271
Exceptional items net	$ (2,258)		$ (4,833)